NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE - Schedule of non-current assets and disposal group classified as held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Total current liabilities other than (or disposal groups) classified as held for sale	$ 102,670	$ 86,416
Non-current assets or disposal groups classified as held for sale
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Aircraft	100,658	64,483
Engines and rotables	2,012	21,552
Other assets	0	381
Total current liabilities other than (or disposal groups) classified as held for sale	$ 102,670	$ 86,416